CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 1,089,164	$ 152,380	¥ 796,940	¥ 508,910
Value-added services and others	144,606	20,231	92,997	13,827
Total net revenues	1,233,770	172,611	889,937	522,737
Operating costs and expenses:
Operating cost (including costs charged by related parties of RMB18,777, RMB63,444 and RMB52,034 for the years ended September 30, 2017, 2018 and 2019, respectively)	(1,304,992)	(182,575)	(897,959)	(547,618)
Selling and marketing expenses (including expenses charged by related parties of RMB13,086, RMB28,931 and RMB55,774 for the years ended September 30, 2017, 2018 and 2019, respectively)	(135,413)	(18,945)	(117,826)	(42,008)
General and administrative expenses	(108,196)	(15,137)	(84,953)	(34,353)
Research and development expenses (including expenses charged by related parties of RMB40,441,RMB154 and nil for the years ended September 30, 2017, 2018 and 2019, respectively)	(47,029)	(6,580)	(51,947)	(44,160)
Pre-operation expenses (including expenses charged by related parties of RMB7,350, RMB26,460 and RMB14,431 for the years ended September 30, 2017, 2018 and 2019, respectively)	(42,661)	(5,968)	(117,107)	(19,934)
Impairment loss	(46,213)	(6,465)	(50,614)	(22,750)
Other (expense) income, net	2,427	340	4,034	(1,460)
Total operating costs and expenses	(1,682,077)	(235,330)	(1,316,372)	(712,283)
Loss from operations	(448,307)	(62,719)	(426,435)	(189,546)
Interest expense, net	(91,914)	(12,859)	(77,167)	(50,136)
Foreign exchange gain (loss), net	(457)	(64)	(91)	3
Fair value change of contingent earn-out liabilities	42,404	5,933	6,164	(5,165)
Loss before income taxes	(498,274)	(69,709)	(497,529)	(244,844)
Income tax expense	(63)	(9)	(2,393)	(596)
Net loss	(498,337)	(69,718)	(499,922)	(245,440)
Less: net income (loss) attributable to noncontrolling interests	(95)	(13)	(63)	35
Net loss attributable to Q&K International Group Limited	(498,242)	(69,705)	(499,859)	(245,475)
Deemed dividend	(307,389)	(43,005)	(135,545)	(58,763)
Net loss attributable to ordinary shareholders	¥ (805,631)	$ (112,710)	¥ (635,404)	¥ (304,238)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited—Basic and diluted | (per share)	¥ (1.87)	$ (0.26)	¥ (1.55)	¥ (0.86)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	430,450,490	430,450,490	409,403,915	354,861,449
Net loss	¥ (498,337)	$ (69,718)	¥ (499,922)	¥ (245,440)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(7,621)	(1,066)	4,551	(2,838)
Comprehensive loss	(505,958)	(70,784)	(495,371)	(248,278)
Less: comprehensive income (loss) attributable to noncontrolling interests	(95)	(13)	(63)	35
Comprehensive loss attributable to Q&K International Group Limited	(505,863)	(70,771)	(495,308)	(248,313)
Deemed dividend	(307,389)	(43,005)	(135,545)	(58,763)
Comprehensive loss attributable to ordinary shareholders	¥ (813,252)	$ (113,776)	¥ (630,853)	¥ (307,076)